Segment Information - Summary of Non-current Assets by Country (Details) - Property Plant And Equipment And Right Of Use Assets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Operating Segments [Line Items]
Non-current assets	$ 448,679	$ 601,550
China
Disclosure Of Operating Segments [Line Items]
Non-current assets	123,542	122,495
Sweden
Disclosure Of Operating Segments [Line Items]
Non-current assets	120,864	108,073
US
Disclosure Of Operating Segments [Line Items]
Non-current assets	102,883	130,295
UK
Disclosure Of Operating Segments [Line Items]
Non-current assets	44,413	186,759
Singapore
Disclosure Of Operating Segments [Line Items]
Non-current assets	26,115	29,944
Other
Disclosure Of Operating Segments [Line Items]
Non-current assets	$ 30,862	$ 23,984